SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Changes in valuation and qualifying accounts
Balance at beginning of period	$ 30,145	$ 32,176	$ 26,065
Charged (credited) to costs and expenses	(1,148)	2,161	5,499
(Deductions) Adjustments	(576)	(4,192)	612
Balance at end of period	10,796	30,145	32,176
Allowance for doubtful accounts | IPTV divestiture
Changes in valuation and qualifying accounts
(Deductions) Adjustments	(17,625)
Tax valuation allowance
Changes in valuation and qualifying accounts
Balance at beginning of period	469,224	473,914	481,742
Charged (credited) to costs and expenses	(30,745)	(3,877)	20,897
Charged (credited) to other accounts	(20,194)	(813)	(28,725)
Balance at end of period	$ 418,285	$ 469,224	$ 473,914